BORROWINGS (Schedule of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Exchangeable note bond call option	$ 360
Non-current liabilities
Exchangeable note equity conversion option	440	3,970
Exchangeable note bond put option	1,790	290
Total non-current liabilities	2,230	4,260
Total value of embedded derivatives - net liability	$ 1,870	$ 4,260